Consolidated Statements of Comprehensive Income	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Revenues
Revenue	¥ 2,052,431,752	$ 314,548,928	¥ 1,440,068,825	¥ 1,091,414,277
Operating cost and expenses
Cost of revenue	1,098,120,749	168,294,368	539,267,417	430,059,037
Sales and marketing	195,893,662	30,022,017	192,811,348	167,244,419
General and administrative	265,691,411	40,718,990	236,551,077	151,075,936
Research and development	62,596,195	9,593,287	57,405,921	46,709,014
Net (gain) loss on risk assurance liabilities	2,268,180	347,614	34,257,754	(353,731)
Provision for credit losses	109,564,631	16,791,514	56,478,959	19,960,050
Total operating cost and expense	1,734,134,828	265,767,790	1,116,772,476	814,694,725
Income from operations	318,296,924	48,781,138	323,296,349	276,719,552
Interest and investment income (including related party amounts of RMB3,414,795, RMB nil and RMB nil (US$ nil) for the years ended December 31, 2018, 2019 and 2020, respectively)	72,806,814	11,158,132	96,004,567	61,465,449
Income (loss) from equity method investments			(926,205)	42,684,659
Fair value change of equity investment	3,315,475,734	508,118,886	41,581,818
Interest expense	(2,758,629)	(422,778)	(13,457,818)	(19,010,616)
Foreign exchange [gain (loss)], net	(8,848,354)	(1,356,070)	5,141,112	1,447,099
Other income, net	49,139,337	7,530,933	41,300,464	32,700,746
Other expenses	(838,115)	(128,447)	(5,121,054)
Net income before income taxes	3,743,273,711	573,681,794	487,819,233	396,006,889
Income tax expenses	(369,853,650)	(56,682,552)	(82,960,493)	(89,082,554)
Net income	3,373,420,061	516,999,242	404,858,740	306,924,335
Less: Net income attributable to non-controlling interests	3,902,214	598,040	13,944,848	4,232,270
Net income attributable to Cango Inc.'s shareholders	¥ 3,369,517,847	$ 516,401,202	¥ 390,913,892	¥ 302,692,065
Earnings per ADS (2 ordinary shares equal 1 ADS):
Basic | (per share)	¥ 22.43	$ 3.44	¥ 2.59	¥ 2.17
Diluted | (per share)	¥ 22.18	$ 3.40	¥ 2.58	¥ 2.16
Other comprehensive (loss) income, net of tax
Unrealized income (losses) on available-for-sale securities			¥ (146,801)	¥ 822,343
Reclassification of losses to net income			(276,843)
Foreign currency translation adjustment	¥ (234,817,165)	$ (35,987,305)	10,401,386	109,029,351
Total comprehensive income, net of tax	3,138,602,896	481,011,937	414,836,482	416,776,029
Total comprehensive income attributable to non-controlling interests	3,902,214	598,040	13,944,848	4,232,270
Total comprehensive income attributable to Cango Inc.'s shareholders	¥ 3,134,700,682	$ 480,413,897	¥ 400,891,634	¥ 412,543,759
Class A and Class B Ordinary Shares [Member]
Earnings per share
Basic | (per share)	¥ 11.21	$ 1.72	¥ 1.29	¥ 1.08
Diluted | (per share)	¥ 11.09	$ 1.70	¥ 1.29	¥ 1.08
Weighted average shares used to compute earnings per share:
Basic | shares	300,484,860	300,484,860	302,417,352	279,156,744
Diluted | shares	303,900,645	303,900,645	303,283,658	280,873,806
Loan Facilitation Income [Member]
Revenues
Revenue	¥ 891,836,601	$ 136,679,939	¥ 913,836,623	¥ 916,280,350
Leasing Income [Member]
Revenues
Revenue	286,079,245	43,843,562	300,078,043	59,093,331
After-market Service Facilitation Service Income [Member]
Revenues
Revenue	241,193,243	36,964,482	205,998,075	100,053,488
Automobile Trading Income [Member]
Revenues
Revenue	624,773,721	95,750,762	11,414,382	6,583,941
Others [Member]
Revenues
Revenue	¥ 8,548,942	$ 1,310,183	¥ 8,741,702	¥ 9,403,167